Business combinations - Narrative (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Nov. 17, 2023 USD ($)	Nov. 17, 2023 CAD ($)
Cariboo Pulp & Paper Company
Disclosure of detailed information about business combination [Line Items]
Proportion of ownership interest in joint operation	100.00%	50.00%
Cariboo Pulp & Paper Company
Disclosure of detailed information about business combination [Line Items]
Percentage of voting equity interests acquired			50.00%
Spray Lake Acquisition
Disclosure of detailed information about business combination [Line Items]
Percentage of voting equity interests acquired				100.00%	100.00%
Cash consideration				$ 101	$ 139